Commitments & Contingencies - Additional Information (Details) - USD ($)						2 Months Ended	12 Months Ended
	Feb. 28, 2022	Jan. 27, 2022	Jul. 18, 2021	Feb. 11, 2021	Jan. 24, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jan. 25, 2022	May 31, 2021
Commitments And Contingencies [Line Items]
Rent expense							$ 3,100,000	$ 1,700,000
Cost of Sales [Member]
Commitments And Contingencies [Line Items]
Charge amount recognized							$ 1,000,000.0
ECP Environmental Growth Opportunities Corp [Member]
Commitments And Contingencies [Line Items]
Percentage of payments holders entitled							2.00%
Registration default percentage per month							2.00%
Number of warrants consist of forward purchase unit					0.25
Purchase price of warrants							$ 11.50
Offering costs related to fair value instrument of founder shares transferred to sponsor						$ 0	$ 1,249,759
Underwriters Agreement | ECP Environmental Growth Opportunities Corp [Member]
Commitments And Contingencies [Line Items]
Deferred fee per unit							$ 0.35
Deferred Fee Amount							$ 12,075,000
Master Subscription Agreement [Member] | Palantir [Member]
Commitments And Contingencies [Line Items]
Subscription agreement,commitment amount for utilization of software and services with related party										$ 45,000,000.0
Subscription agreement,commitment amount per month to related party							$ 50,000.0
Master Subscription Agreement [Member] | Subsequent Event [Member] | Palantir [Member]
Commitments And Contingencies [Line Items]
Payment made to related party upon close of the merger	$ 9,400,000
Commitment amount remaining non cancellable future minimum payments due on the firm purchase agreement With Related Party.	$ 10,100,000
Goldman Sachs Asset Management, L.P. | Subsequent Event [Member] | ECP Environmental Growth Opportunities Corp [Member] | Additional Warrants [Member]
Commitments And Contingencies [Line Items]
Number of warrant holder to purchase share									1
Purchase price of warrants									$ 11.50
Non Redeemed Shares [Member] | Goldman Sachs Asset Management, L.P. | Subsequent Event [Member] | ECP Environmental Growth Opportunities Corp [Member]
Commitments And Contingencies [Line Items]
Underwriters exercised over allotment purchasing units		2,375,000
Forward Purchase Agreement | Goldman Sachs Asset Management, L.P. | ECP Environmental Growth Opportunities Corp [Member]
Commitments And Contingencies [Line Items]
Number of units issuable under forward purchase agreement					5,000,000
Number of shares consist of forward purchase unit					1
Forward purchase units issuable price per share					$ 10.00
Forward purchase units aggregate maximum amount issuable					$ 50,000,000
Number of warrant holder to purchase share					1
Purchase price of warrants					$ 11.50
Minimum threshold amount to purchase in forward purchase units					$ 2,500,000
Number of shares transferred to founder by sponsor					345,000
Offering costs related to fair value instrument of founder shares transferred to sponsor					$ 1,508,461
Number of shares forfeit and return to sponsor by founder				172,500
Number of shares forfeit and return to sponsor by founder based on sponsor owned number of shares less than number of public shares purchased at closing of initial public offering				172,500
Forward Purchase Agreement | Goldman Sachs Asset Management, L.P. | Subsequent Event [Member] | ECP Environmental Growth Opportunities Corp [Member]
Commitments And Contingencies [Line Items]
Purchase price of warrants									$ 625,000
Number of units issued under forward purchase agreement		125,000
Forward Purchase Agreement | Goldman Sachs Asset Management, L.P. | Minimum [Member] | ECP Environmental Growth Opportunities Corp [Member]
Commitments And Contingencies [Line Items]
Number of units issuable under forward purchase agreement				2,500,000
Forward Purchase Agreement | Goldman Sachs Asset Management, L.P. | Side Letter [Member]
Commitments And Contingencies [Line Items]
Number of warrants consist of forward purchase unit			1
Forward Purchase Agreement | Goldman Sachs Asset Management, L.P. | Side Letter [Member] | ECP Environmental Growth Opportunities Corp [Member]
Commitments And Contingencies [Line Items]
Number of units issuable under forward purchase agreement			2,500,000
Number of shares consist of forward purchase unit			1
Forward purchase units issuable price per share			$ 10.00
Number of warrant holder to purchase share			1
Purchase price of warrants			$ 11.50
Forward purchase units aggregate amount issuable			$ 25,000,000
Over-allotments | ECP Environmental Growth Opportunities Corp [Member]
Commitments And Contingencies [Line Items]
Additional units purchased on pro rata basis							4,500,000
Underwriters exercised over allotment purchasing units				4,500,000			4,500,000